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                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)


                                                        October 25, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re: Van Kampen Series Fund Inc. Rule 497 Filing (File Nos. 033-51294 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund Inc., on behalf of its series, Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity Growth Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Global Value Equity Fund, Van Kampen Global Franchise Fund, filed via EDGAR on October 20, 2006, an electronically signed copy of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (the "Registration Statement complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-6810 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/ Eric Griffith

                                                     Eric Griffith
                                                     Assistant Secretary